CONSOLIDATION OF VARIABLE INTEREST ENTITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets	$ 376,719,400	$ 331,826,067	$ 59,094,847
Liabilities	211,378,628	167,755,991	30,945,150
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	104,415,574	77,132,592	30,073,972
Liabilities	$ 85,530,346	65,031,207	27,116,762
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Assets		601,762	987,964
Liabilities		$ 2,900	$ 358,586